Summary of Material Accounting Policies - Summary of Estimated Useful Life of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Office Equipment | Minimum
Disclosure of material accounting policies [line items]
Useful Life	8 years
Depreciation Rates	8.00%
Office Equipment | Maximum
Disclosure of material accounting policies [line items]
Useful Life	13 years
Depreciation Rates	13.00%
Laboratory Equipment | Minimum
Disclosure of material accounting policies [line items]
Useful Life	4 years
Depreciation Rates	13.00%
Laboratory Equipment | Maximum
Disclosure of material accounting policies [line items]
Useful Life	8 years
Depreciation Rates	25.00%
Low-value Office and Laboratory Equipment | Maximum
Disclosure of material accounting policies [line items]
Depreciation Rates	100.00%
Computer Hardware | Minimum
Disclosure of material accounting policies [line items]
Useful Life	3 years
Depreciation Rates	20.00%
Computer Hardware | Maximum
Disclosure of material accounting policies [line items]
Useful Life	5 years
Depreciation Rates	33.00%
Permanent Improvements to Property/Buildings | Maximum
Disclosure of material accounting policies [line items]
Useful Life	10 years
Depreciation Rates	10.00%